Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 — ACCOUNTS RECEIVABLE, NET

The accounts receivable consists of the following:

	December 31, 2018	December 31, 2017
Accounts receivables	$2,953,585	$1,715,607
Allowance for doubtful accounts	(297,740)	(296,302)
	$2,655,845	$1,419,305

The movement in the allowance for doubtful accounts can be reconciled as follows:

	December 31, 2018	December 31, 2017
Beginning of the year	$296,302	$494,459
Recovery	-	(222,816)
Provision	17,301	-
Foreign exchange effect	(15,863)	24,659
	$297,740	$296,302